UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2012

Item 1.   Reports to Stockholders.

Closed-end funds

Global High Income Fund Inc.
Semiannual Report
April 30, 2012

Global High Income Fund Inc.:
Managed distribution policy—key points to note

•	The Fund has a managed distribution policy. Effective June 2012, the Fund makes regular monthly distributions at an annualized rate equal to 7% of the Fund’s net asset value, as determined as of the last trading day during the first week of a month (usually a Friday, unless the NYSE is closed that day). (From August 2009 through the monthly distribution for May 2012, the annualized rate had been 8%.)

•	To the extent that the Fund’s taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund (based on a percentage of its net assets) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Fund is deemed to be paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

•	You should not draw any conclusions about the Fund’s investment performance from the amount of the monthly distribution or from the terms of the Fund’s managed distribution policy.

•	The Fund periodically issues notices and press releases estimating the source characteristics of its monthly distributions. The estimated amounts and sources reported in these materials are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV (or your financial intermediary should provide you with similar information) for the calendar year that will tell you how to report these distributions for federal income tax purposes.

•	The Fund’s Board may change or terminate the managed distribution policy at any time without prior notice to Fund shareholders; any such change or termination may have an adverse effect on the market price for the Fund’s shares.

•	Further information regarding the Fund’s managed distribution policy is contained in the section captioned “Distribution policy” towards the end of this report.

Global High Income Fund Inc.

June 15, 2012

Dear shareholder,
We present you with the semiannual report for Global High Income Fund Inc. (the “Fund”) for the six months ended April 30, 2012.

Performance
Over the six months ended April 30, 2012, the Fund returned 5.27% on a net asset value (“NAV”) basis, and 8.27% on a market price basis. Over the same period, the Fund’s benchmark, the Global High Income Fund Index (the “Index”), slightly outperformed the Fund on a NAV basis, returning 5.75%. In comparison, the median for the Fund’s Lipper Emerging Markets Debt Funds peer group returned 6.34% on a NAV basis, and 9.07% on a market price basis. (For more performance information, including a description of the Index, please refer to “Performance at a glance’’ on page 7.)

Global High Income Fund Inc.

Investment goals:
Primarily, high level of current income; secondarily, capital appreciation

Portfolio management:
Portfolio management team, including Uwe Schillhorn UBS Global Asset Management (Americas) Inc.

Commencement:
October 8, 1993

NYSE symbol:
GHI

Dividend payments:
Monthly

The Fund did not use structural leverage during the reporting period. That is, the Fund did not have preferred stock outstanding or borrow from banks for investment purposes, as some of its peers may have done. Leverage magnifies returns on both the upside and on the downside, and creates a wider range of returns within the Fund’s peer group.

The Fund traded at both a discount and a premium to its NAV during the period. The Fund began the period trading at a discount and then shifted to trading at a premium to its NAV in the middle of the period. However, the Fund finished the period trading at a discount to its NAV. On the last trading day of the preceding reporting period, October 31, 2011, the Fund traded at a discount of 3.6%; at the close of the

Global High Income Fund Inc.

current fiscal period, April 30, 2012, the Fund traded at a discount of 0.9%. As of the same dates, the Lipper peer group medians reported discounts of 8.5% and 5.0%, respectively.

A fund trades at a premium when the market price at which its shares trade is more than its NAV per share. Alternatively, a fund trades at a discount when the market price at which its shares trade is less than its NAV per share. The market price is the price the market is willing to pay for shares of a fund at a given time, and may be influenced by a range of factors, including supply and demand and market conditions. NAV per share is determined by dividing the value of the Fund’s securities, cash and other assets, less all liabilities, by the total number of common shares outstanding.

An interview with Portfolio Manager Uwe Schillhorn
Q.	How did emerging markets debt perform over the reporting period?
A.	Despite periods of heightened volatility, the emerging markets debt asset class performed well during the six-month reporting period. The asset class weakened during the first two months of the period, partially due to investor concerns regarding the European sovereign debt crisis and fears of moderating global growth. The asset class then rallied from the end of December 2011 through February 2012. This was driven by robust investor risk appetite as economic data in the US strengthened and amid expectations for a soft landing for China’s economy. In addition, concerns relating to the European sovereign debt crisis moderated, as the European Central Bank’s three-year Long-Term Refinancing Operation (LTRO) soothed the markets, at least for the time being. Nevertheless, the asset class weakened somewhat in March, as new issuance increased and investors appeared to capture some of their earlier profits. April saw continued market volatility, triggered by concerns over slowing global growth and a reemergence of the European sovereign debt crisis. However, the asset class posted a positive return during the month, in part due to solid demand from investors looking to generate incremental yield in the low interest rate environment.

Global High Income Fund Inc.

During the six months ended April 30, 2012, US dollar-denominated emerging markets debt, as measured by the JP Morgan Emerging Markets Bond Index Global (EMBI Global), posted a return of 7.33%. Local market investments (in other words, emerging markets debt denominated in the currency of the issuer) returned 4.05%, as measured by the JP Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified).

Q.	The Fund modestly lagged its benchmark (on a NAV basis) during the period. What factors negatively impacted its performance?
A.	The Fund maintained, albeit at a reduced level, its longstanding overall overweight to local currencies during the period. This was a negative as many local currencies underperformed US dollar-denominated emerging markets debt. For example, an overweight to the Indian rupee was a negative as it weakened given concerns regarding India’s economy and the government’s monetary discipline. Where we did have an underweight to local currencies—notably in Eastern Europe, to the Hungarian forint and the Polish zloty—performance also detracted from results at times. This positioning was due to fears of contagion from the European sovereign debt crisis and expectations for a recession in the Eurozone. However, both currencies rallied sharply in January and February 2012, as investor sentiment improved in the wake of the European Central Bank’s LTRO.

Q.	What factors positively impacted the Fund’s performance during the period?
A.	The following strategies were positive contributors to performance during the reporting period.

•	Exposure to several local currencies was beneficial. While the Fund’s overweight to local currencies in aggregate hurt performance over the period (as noted previously), its overweights to the Mexican and Chilean pesos added to performance.

•	An overweight to certain local bonds aided results. The Fund was rewarded for having overweight positions in local bonds issued by Brazil and Mexico, as their yields moved lower, and their prices appreciated.

Global High Income Fund Inc.

•	A focus on certain quasi-sovereign bonds was a positive contributor.[1] In a number of instances, we chose to invest in quasi-sovereigns versus outright government debt. In particular, the Fund benefited from owning quasi-sovereigns in Russia and the United Arab Emirates, as they offered superior yields, yet comparable risk versus their government sovereign debt counterparts.

•	An overweight to US dollar-denominated sovereign debt from Eastern European countries, such as Belarus, was additive for results. Last year, the ongoing financial crisis in Belarus caused sovereign debt spreads[2] to widen to historic levels; as spreads returned to more normal levels, the Fund benefited from this position.

Q.	Were there any significant adjustments to the Fund’s positioning during the reporting period?
A.	Overall, there were only relatively minor adjustments made to the portfolio. However, late in the period we increased the Fund’s exposure to Argentine US dollar-denominated debt when, from a risk/reward perspective, it grew more attractive after the renationalization of Argentina’s oil company resulted in a sell-off.

Q.	What derivative instruments had the greatest impact on Fund performance during the reporting period?
A.	Currency forwards and currency options to manage the Fund’s overall currency exposure were among the more commonly utilized instruments. (A currency forward is an agreement between two parties to exchange a certain amount in currencies at a certain rate at a future date.) Despite risk reduction through the use of foreign exchange derivatives, elevated market volatility led to higher losses for overweight currency positions versus gains on hedged currency

[1]	Quasi-sovereign bonds are securities issued by entities supported by the local government.
[2]	“Spread” is the difference between the yields paid on a government bond (such as US Treasuries) and a security of a different quality, but with the same or similar maturity. When spreads widen, it implies the market is factoring in greater risk of default for the lower rated security; conversely, when spreads tighten, the market is factoring in less risk. Such movements in spreads generally result in changes in market prices for such securities.

Global High Income Fund Inc.

positions; as a result, overall currency strategy negatively contributed to relative performance.

The Fund also used credit default swaps (a type of credit derivative) and structured notes to adjust the Fund’s exposure to the debt of certain emerging markets countries. Whereas credit default swaps were generally used to adjust the Fund’s US dollar-denominated debt exposure, structured notes were employed almost exclusively to gain access to various local markets. The Fund’s overall management of its US dollar-denominated assets, including derivatives, posted a nearly neutral contribution to performance. At the same time, overall country allocation and management of local currency assets detracted from performance.

Q.	What is your outlook for the emerging markets debt asset class?
A.	We maintain our positive long-term outlook for the emerging markets debt asset class. While global growth is generally moderating, most emerging market countries continue to have superior growth versus their developed country counterparts. In addition, solid fundamentals, including stable reserves, generally solid fiscal situations and lower indebtedness could be supportive for emerging markets sovereigns, quasi-sovereigns and currencies. We also feel that demand for emerging markets debt will be strong overall, given investors’ search for yield in the low interest rate environment. Against this backdrop, we feel that additional spread tightening is possible as the year progresses, especially in light of spread widening toward the end of the reporting period. That being said, we expect to see periods of heightened short-term volatility. As was the case at times during 2011, this could be driven by macroeconomic issues, such as fears of contagion from the European sovereign debt crisis and concerns for global growth, and especially growth (or lack of it) in certain developed countries.

Global High Income Fund Inc.

We thank you for your continued support and welcome any comments or questions you may have. For additional information regarding your fund, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Uwe Schillhorn, CFA
President	Portfolio Management Team Member
Global High Income Fund Inc.	Global High Income Fund Inc.
Managing Director	Managing Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended April 30, 2012. The views and opinions in the letter were current as of June 15, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

Global High Income Fund Inc.

Performance at a glance (unaudited)

Average annual total returns for periods ended 04/30/12

Net asset value returns	6 months	1 year	5 years	10 years

Global High Income Fund Inc.	5.27%	3.26%	7.30%	11.04%

Lipper Emerging Markets Debt Funds median	6.34	9.91	8.04	11.48

Market price returns

Global High Income Fund Inc.	8.27%	10.35%	5.56%	10.50%

Lipper Emerging Markets Debt Funds median	9.07	12.55	9.78	11.57

Index returns

Global High Income Fund Index[1]	5.75%	6.28%	9.00%	11.37%

J.P. Morgan Emerging Markets Bond Index Global (EMBI Global)[2]	7.33	13.00	8.79	11.03

Past performance does not predict future performance. The return and value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The Fund’s net asset value (“NAV”) returns assume, for illustration only, that dividends and other distributions, if any, were reinvested at the NAV on the payable dates. The Fund’s market price returns assume that all dividends and other distributions, if any, were reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Returns for the period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and other distributions, if any, or on the sale of Fund shares.

[1]	The Global High Income Fund Index is an unmanaged index compiled by UBS Global Asset Management (Americas) Inc. constructed as follows: from the Fund’s inception until 12/31/93: 100% J.P. Morgan Emerging Markets Bond Index (EMBI); from 01/01/94 to 11/05/06: 100% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global); from 11/06/06 to 03/31/08: 70% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 30% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); from 04/01/08 to 05/31/08: 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); from 06/01/08 to Present: 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified). Investors should note that indices do not reflect the deduction of fees and expenses.
[2]	The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) is an unmanaged index which is designed to track total returns for US-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Investors should note that indices do not reflect the deduction of fees and expenses.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group. Lipper classifies the fund in its “Emerging Market Debt Fund” category, which includes both leveraged and non-leveraged closed-end funds that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities.

Global High Income Fund Inc.

Portfolio statistics (unaudited)

Characteristics[1]	04/30/12	10/31/11	04/30/11

Net asset value	$13.16	$13.00	$13.81

Market price	$13.04	$12.54	$12.81

12-month dividends/distributions	$1.0600	$1.4033	$1.3949

Dividend/distribution at period-end	$0.0867	$0.0833	$0.0901

Net assets (mm)	$284.2	$280.8	$298.2

Weighted average maturity (yrs.)	11.5	11.4	10.5

Duration (yrs.)[2]	7.0	6.9	6.2

Currency exposure[3]	04/30/12	10/31/11	04/30/11

US dollar denominated	44.9%	50.3%	44.9%

Foreign denominated	55.1	49.7	55.1

Total	100.0%	100.0%	100.0%

Top ten countries (excluding US)[4]	04/30/12		10/31/11		04/30/11

Brazil	11.8%	Brazil	12.5%	Brazil	13.0%

South Africa	6.9	South Africa	8.5	South Africa	8.6

Turkey	5.5	Indonesia	7.1	Russia	8.0

Indonesia	5.5	Mexico	7.1	Indonesia	6.5

Russia	5.4	Russia	6.9	Mexico	6.2

Mexico	5.4	Venezuela	5.1	Poland	6.2

Venezuela	5.3	Turkey	4.9	Venezuela	5.6

Malaysia	4.7	Malaysia	4.8	Argentina	4.8

Peru	3.2	Argentina	4.2	Malaysia	3.9

China	3.0	Peru	3.0	Turkey	3.2

	56.7%		64.1%		66.0%

Global High Income Fund Inc.

Portfolio statistics (unaudited) (concluded)

Credit quality[5]	04/30/12	10/31/11	04/30/11

AA	3.4%	0.9%	0.3%

A	12.2	12.5	13.6

BBB	19.7	17.9	21.9

BB	12.7	10.7	15.2

B	10.3	11.9	10.6

CC	0.0	0.2	0.0

D	0.0	0.0	0.2

Non-rated	37.0	39.4	34.7

Cash equivalents	4.6	5.9	0.5

Other assets less liabilities	0.1	0.6	3.0

Total	100.0%	100.0%	100.0%

[1]	Prices and other characteristics will vary over time.
[2]	Duration is the change in price, expressed in years, expected in response to each 1% change in yield of the portfolio’s holdings, and accounting for optionality in bonds such as prepayment risk or call/put features.
[3]	Exposure represents a percentage of market value as of dates indicated.
[4]	Weightings represent percentage of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[5]	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), to individual portfolio holdings. S&P is an independent ratings agency.

Global High Income Fund Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of April 30, 2012

Bonds
Corporate bonds
Commercial banks	3.85%
Diversified financial services	2.74
Electric utilities	1.58
Metals & mining	0.09
Oil, gas & consumable fuels	5.30
Paper & forest products	0.16
Real estate management & development	2.72
Road & rail	0.61
Specialty retail	0.21

Total corporate bonds	17.26%
Non-US government obligations	69.66
Convertible bond	1.22
Structured notes	6.91

Total bonds	95.05%
Common stock	0.00
Short-term investment	4.63
Options purchased	0.21

Total investments	99.89%
Cash and other assets, less liabilities	0.11

Net assets	100.00%

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—95.05%

Corporate bonds—17.26%

Argentina—0.09%

WPE International Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$262,500

Brazil—1.66%

Banco do Brasil SA,
5.875%, due 01/26/22[2]		2,300,000	2,380,500

Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[2]		500,000	546,250

Petrobras International Finance Co.,
5.375%, due 01/27/21		150,000	163,596

5.750%, due 01/20/20		1,450,000	1,614,140

Union National FIDC Trust 2006,

Series 2007-2, due 07/01/10[2,3,4,5]	BRL	1,832,665	115

Series 3, due 07/01/10[2,3,4,5]		2,075,000	131

Series 4, due 05/01/11[1,3,4,5]		3,560,082	223

			4,704,955

Chile—0.05%

Inversiones Alsacia SA,
8.000%, due 08/18/18[1]		$144,828	139,758

India—0.25%

Bank of India,
6.250%, due 02/16/21[1]		700,000	703,203

Indonesia—0.53%

Majapahit Holding BV,
7.250%, due 06/28/17[2]		100,000	114,370

Pertamina Persero PT,
6.000%, due 05/03/42[2,6]		1,400,000	1,380,834

			1,495,204

Kazakhstan—0.42%

Alliance Bank JSC,
10.500%, due 03/25/17[1]		350,000	285,250

Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[2]		850,000	909,500

			1,194,750

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Corporate bonds—(continued)

Malaysia—2.72%

Johor Corp.,
1.000%, due 07/31/12[3]	MYR	15,600,000	$7,732,981

Mexico—1.20%

Comision Federal de Electricidad,
5.750%, due 02/14/42[2]		$500,000	508,750

Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		550,000	467,500

Hipotecaria Su Casita SA,
7.500%, due 06/29/18[1,3]		498,200	39,856

Pemex Project Funding Master Trust,
6.625%, due 06/15/35		2,050,000	2,403,625

			3,419,731

Peru—0.32%

Banco de Credito del Peru,
5.375%, due 09/16/20[1]		900,000	920,250

Philippines—1.17%

National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,321,700

Russia—3.62%

RSHB Capital SA for OJSC Russian Agricultural Bank,
7.125%, due 01/14/14[2]		300,000	319,500

7.500%, due 03/25/13	RUB	80,000,000	2,734,845

9.000%, due 06/11/14[2]		$550,000	612,562

VEB Finance Ltd.,
6.800%, due 11/22/25[1]		900,000	956,250

6.800%, due 11/22/25[2]		1,000,000	1,062,500

6.902%, due 07/09/20[2]		1,050,000	1,155,000

Vnesheconombank,
Series 6, 7.900%, due 10/13/20[7]	RUB	75,000,000	2,442,677

VTB Bank OJSC GDR,
6.551%, due 10/13/20[1]		$1,000,000	1,008,750

			10,292,084

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Corporate bonds—(continued)

South Africa—0.77%

Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		$300,000	$268,500

9.500%, due 03/01/18[2]		350,000	313,250

Transnet Ltd.,
Series 2, 10.000%, due 03/30/29	ZAR	12,000,000	1,599,937

			2,181,687

Sri Lanka—0.25%

Bank of Ceylon,
6.875%, due 05/03/17[2,6]		$700,000	700,000

Turkey—0.39%

Export Credit Bank of Turkey,
5.375%, due 11/04/16[2]		700,000	708,750

5.875%, due 04/24/19[2]		400,000	403,500

			1,112,250

Ukraine—0.91%

Biz Finance PLC,
11.000%, due 02/03/14	UAH	15,000,000	1,400,290

NAK Naftogaz Ukraine,
9.500%, due 09/30/14		$1,220,000	1,200,175

			2,600,465

United Arab Emirates—1.29%

IPIC GMTN Ltd.,
3.750%, due 03/01/17[2]		450,000	457,313

5.500%, due 03/01/22[2]		1,500,000	1,565,250

6.875%, due 11/01/41[2]		1,550,000	1,652,687

			3,675,250

Venezuela—1.62%

Petroleos de Venezuela SA,
5.250%, due 04/12/17[1]		350,000	275,625

5.375%, due 04/12/27		1,150,000	713,000

8.500%, due 11/02/17[1]		1,380,000	1,245,450

8.500%, due 11/02/17[2]		2,500,000	2,256,250

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Corporate bonds—(concluded)

Venezuela—(concluded)
9.000%, due 11/17/21[1]		$120,000	$98,760

			4,589,085

Total corporate bonds (cost—$49,170,102)			49,045,853

Non-US government obligations—69.66%

Albania—0.78%

Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,215,874

Argentina—2.72%

Republic of Argentina,
4.383%, due 12/15/35[8]		$15,601,737	$1,872,208

4.191%, due 12/15/35[8]	EUR	2,200,000	320,335

4.383%, due 12/15/35[8]		$19,290,000	2,334,090

Series VII, 7.000%, due 09/12/13		1,175,000	1,169,713

Series X, 7.000%, due 04/17/17		650,000	528,125

Series X, 7.820%, due 12/31/33	EUR	118,149	92,272

7.820%, due 12/31/33[7]		354,446	274,471

8.280%, due 12/31/33		$1,018,011	692,247

Series NY, 8.280%, due 12/31/33		200,072	143,051

Series 1, 8.750%, due 06/02/17		322,897	297,873

			7,724,385

Belarus—1.41%

Republic of Belarus,
8.750%, due 08/03/15[1]		4,150,000	3,875,063

8.950%, due 01/26/18[1]		150,000	138,750

			4,013,813

Brazil—10.81%

Federal Republic of Brazil,
4.875%, due 01/22/21		1,500,000	1,722,000

5.625%, due 01/07/41		1,500,000	1,785,000

6.000%, due 08/15/50[9]	BRL	1,340,000	1,848,611

7.125%, due 01/20/37		$330,000	464,475

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Non-US government obligations—(continued)

Brazil—(concluded)

Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[9]	BRL	12,750,000	$17,765,417

Series F,
10.000%, due 01/01/13		5,625,000	3,074,473

10.000%, due 01/01/17		1,280,000	689,876

10.000%, due 01/01/21		6,428,000	3,357,046

			30,706,898

Chile—0.96%

Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[9]	CLP	1,287,870,540	2,718,559

China—1.74%

China Government Bond,
1.400%, due 08/18/16[1]	CNY	23,000,000	3,544,658

2.480%, due 12/01/20		9,000,000	1,390,606

			4,935,264

Colombia—2.49%

Republic of Colombia,
4.375%, due 07/12/21		$1,500,000	1,657,500

6.125%, due 01/18/41		150,000	189,375

7.375%, due 09/18/37		575,000	826,563

7.750%, due 04/14/21	COP	1,925,000,000	1,349,831

8.125%, due 05/21/24		$250,000	356,250

9.850%, due 06/28/27	COP	3,200,000,000	2,685,550

			7,065,069

Croatia—0.18%

Republic of Croatia,
6.250%, due 04/27/17[2]		$500,000	506,250

Dominican Republic—0.20%

Republic of Dominica,
7.500%, due 05/06/21[2]		550,000	577,500

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Non-US government obligations—(continued)

El Salvador—0.51%

Republic of El Salvador,
7.750%, due 01/24/23[1]		$320,000	$350,400

8.250%, due 04/10/32[1]		1,015,000	1,111,425

			1,461,825

Hungary—1.66%

Hungarian Development Bank,
5.875%, due 05/31/16	EUR	1,200,000	1,411,726

Hungary Government Bond,
6.000%, due 11/24/23	HUF	200,000,000	786,128

6.500%, due 06/24/19		90,000,000	382,185

6.750%, due 02/24/17		70,000,000	307,990

7.500%, due 11/12/20		380,000,000	1,699,116

7.625%, due 03/29/41		$150,000	142,125

			4,729,270

Indonesia—5.04%

Indonesia Treasury Bond,
9.500%, due 07/15/23	IDR	29,400,000,000	4,010,690

11.750%, due 08/15/23		4,600,000,000	713,236

12.000%, due 09/15/26		12,215,000,000	1,980,344

Republic of Indonesia,
4.875%, due 05/05/21[2]		$2,480,000	2,666,000

5.875%, due 03/13/20[1]		740,000	843,600

6.625%, due 02/17/37[1]		220,000	265,100

7.750%, due 01/17/38[2]		200,000	271,250

7.750%, due 01/17/38[1]		2,635,000	3,573,719

			14,323,939

Jordan—0.19%

Kingdom of Jordan,
3.875%, due 11/12/15[1]		550,000	537,625

Lithuania—0.39%

Republic of Lithuania,
6.125%, due 03/09/21[2]		250,000	270,937

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Non-US government obligations—(continued)

Lithuania—(concluded)

6.125%, due 03/09/21[1]		$450,000	$487,688

6.625%, due 02/01/22[2]		300,000	336,051

			1,094,676

Malaysia—1.94%

Malaysia Government Bond,
4.160%, due 07/15/21	MYR	5,300,000	1,828,552

4.262%, due 09/15/16		5,100,000	1,754,916

4.392%, due 04/15/26		5,600,000	1,941,309

			5,524,777

Mexico—5.05%

Mexican Bonos,
Series M,
6.500%, due 06/10/21	MXN	10,700,000	845,760

10.000%, due 11/20/36		2,000,000	199,612

Mexican Udibonos,
1.705%, due 11/15/40[9]		8,800,000	3,530,122

2.535%, due 12/10/20[9]		3,200,000	1,201,309

4.000%, due 06/13/19[9]		7,000,000	2,914,690

United Mexican States,
4.750%, due 03/08/44		$1,500,000	1,545,000

6.050%, due 01/11/40		2,130,000	2,662,500

Series A, 6.750%, due 09/27/34		450,000	600,750

Series A, 7.500%, due 04/08/33		600,000	858,000

			14,357,743

Montenegro—0.70%

Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	1,999,067

Nigeria—0.10%

Republic of Nigeria,
16.392%, due 04/04/13[2,10]	NGN	51,000,000	284,148

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Non-US government obligations—(continued)

Pakistan—0.31%

Islamic Republic of Pakistan,
6.875%, due 06/01/17[1]		$450,000	$351,000

7.875%, due 03/31/36[1]		830,000	518,750

			869,750

Peru—2.87%

Peru Government Bond,
Series 7, 8.200%, due 08/12/26	PEN	1,442,000	687,337

Republic of Peru,
5.625%, due 11/18/50		$2,170,000	2,513,945

6.900%, due 08/12/37[1]	PEN	1,750,000	733,190

6.950%, due 08/12/31[2]		1,750,000	736,752

7.840%, due 08/12/20[1]		6,700,000	2,994,723

8.750%, due 11/21/33		$300,000	478,500

			8,144,447

Philippines—1.02%

Republic of Philippines,
5.000%, due 01/13/37		300,000	315,750

5.500%, due 03/30/26		2,250,000	2,579,062

			2,894,812

Poland—2.91%

Government of Poland,
5.000%, due 03/23/22		900,000	961,875

5.250%, due 10/25/17	PLN	6,600,000	2,123,290

5.500%, due 10/25/19		6,000,000	1,937,494

5.750%, due 09/23/22		10,000,000	3,248,660

			8,271,319

Qatar—0.35%

Qatar Government International Bond,
5.750%, due 01/20/42[2]		$900,000	1,003,500

Romania—0.44%

Romanian Government International Bond,
6.750%, due 02/07/22[2]		1,200,000	1,257,000

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Non-US government obligations—(continued)

Russia—4.57%

Russian Federation,
5.000%, due 04/29/20[1]		$2,000,000	$2,165,000

5.000%, due 04/29/20[2]		1,900,000	2,056,750

5.625%, due 04/04/42[2]		1,000,000	1,057,500

7.500%, due 03/31/30[1,11]		198,030	237,636

7.500%, due 03/31/30[2,11]		1,894,639	2,273,567

7.600%, due 04/14/21	RUB	155,000,000	5,198,536

			12,988,989

Serbia—0.77%

Republic of Serbia,
6.750%, due 11/01/24[1,11]		$2,244,667	2,194,162

South Africa—6.12%

Republic of South Africa,
2.500%, due 01/31/17[9]	ZAR	10,489,047	1,467,739

2.750%, due 01/31/22[9]		14,173,118	1,971,895

4.665%, due 01/17/24		$1,200,000	1,258,500

5.500%, due 03/09/20		100,000	113,875

5.500%, due 12/07/23[9]	ZAR	5,379,465	950,980

6.250%, due 03/08/41		$650,000	779,187

6.750%, due 03/31/21	ZAR	35,000,000	4,242,376

6.875%, due 05/27/19		$500,000	612,500

8.000%, due 12/21/18	ZAR	45,000,000	6,000,857

			17,397,909

Sri Lanka—1.71%

Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$1,700,000	1,734,000

6.250%, due 10/04/20[2]		550,000	561,000

6.250%, due 07/27/21[1]		900,000	912,375

6.250%, due 07/27/21[2]		1,000,000	1,013,750

7.400%, due 01/22/15[1]		600,000	639,720

			4,860,845

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Non-US government obligations—(continued)

Thailand—2.11%

Thailand Government Bond,
1.200%, due 07/14/21[9]	THB	81,072,800	$2,683,143

2.800%, due 10/10/17		74,900,000	2,334,935

3.650%, due 12/17/21		24,590,000	788,748

3.850%, due 12/12/25		5,860,000	186,986

			5,993,812

Turkey—5.31%

Government of Turkey,
10.500%, due 01/15/20	TRY	12,100,000	7,427,075

Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,491,687

5.625%, due 03/30/21		1,000,000	1,076,250

6.000%, due 01/14/41		1,750,000	1,782,812

6.250%, due 09/26/22		1,100,000	1,218,250

6.750%, due 05/30/40		750,000	835,313

6.875%, due 03/17/36		250,000	283,438

7.250%, due 03/05/38		250,000	297,813

7.500%, due 11/07/19		200,000	240,000

8.000%, due 02/14/34		350,000	445,812

			15,098,450

Ukraine—0.35%

Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[2]		1,150,000	986,125

Uruguay—0.07%

Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	195,000

Venezuela—3.71%

Republic of Venezuela,
6.000%, due 12/09/20[1]		500,000	377,500

7.000%, due 03/31/38[1]		3,250,000	2,331,875

7.650%, due 04/21/25		2,850,000	2,208,750

8.250%, due 10/13/24[1]		3,400,000	2,788,000

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(continued)

Non-US government obligations—(concluded)

Venezuela—(concluded)

9.250%, due 05/07/28[1]		$280,000	$238,000

9.375%, due 01/13/34		3,050,000	2,607,750

			10,551,875

Vietnam—0.17%

Socialist Republic of Vietnam,
6.750%, due 01/29/20[1]		200,000	216,500

6.875%, due 01/15/16[1]		250,000	270,625

			487,125

Total Non-US government obligations (cost—$178,851,417)			197,971,802

Convertible bond—1.22%

China—1.22%

China Petroleum & Chemical Corp., 4.990%, due 04/24/14[10] (cost—$3,264,360)	HKD	23,000,000	3,460,976

Structured notes—6.91%

Belarus—1.05%

VTB Capital PLC,
8.750%, due 08/03/15[2]
(linked to Republic of Belarus,
8.750%, due 08/03/15)	BYR	24,000,000,000	2,997,652

Ghana—0.71%

Citigroup Funding Inc,
6.393%, due 03/14/13[1]
(linked to Ghana Government Bonds,
6.393%, due 03/14/13)		$900,000	633,960

6.427%, due 03/13/13[1]
(linked to Ghana Government Bonds,
6.427%, due 03/13/13)		900,000	637,920

7.148%, due 03/14/13[1]
(linked to Ghana Government Bonds,
7.148%, due 03/14/13)		1,100,000	781,440

			2,053,320

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face
Security description		amount	Value

Bonds—(concluded)

Structured notes—(concluded)

India—2.77%

Standard Chartered Bank,
8.130%, due 09/23/22[2,6]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		$1,792,460	$1,792,460

Standard Chartered Bank,
8.130%, due 09/23/22[2]
(linked to Indian Government Bonds
8.130%, due 09/23/22)		5,918,535	6,080,703

			7,873,163

Nigeria—0.92%

Credit Suisse International,
16.201%, due 02/21/13[2,10]
(linked to Nigeria Treasury Bill,
16.201%, due 02/21/13)	NGN	103,000,000	585,375

HSBC Bank PLC,
17.389%, due 03/30/13[2,6,10]
(linked to Nigeria Treasury Bill,
17.389%, due 03/30/13)		$1,898,735	1,663,377

Republic of Nigeria,
16.881%, due 03/07/13[2,10]
(linked to Nigeria Treasury Bill,
16.881%, due 03/07/13)	NGN	58,000,000	328,945

			2,577,697

Serbia—1.46%

Citigroup Funding Inc,
13.000%, due 02/25/13[2,10]
(linked to Serbian Treasury Bill,
13.000%, due 02/25/13)		$2,850,000	2,839,455

UniCredit Bank AG,
1.494%, due 06/07/12[10] (linked to Serbian
Treasury Bill,1.494%, due 06/07/12)		1,500,000	1,314,540

			4,153,995

Total structured notes (cost—$20,512,136)			19,655,827

Total bonds (cost—$251,798,015)			270,134,458

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Security description		Shares	Value

Common stock—0.00%

Mexico—0.00%

Hipotecaria Su Casita SA ADR*[2,3,6] (cost—$0)		60,217	$0

Short-term investment—4.63%

Investment company—4.63%

UBS Cash Management Prime Relationship Fund[12]
(cost—$13,150,327)		13,150,327	13,150,327

		Face amount
		covered by
		contracts

Options purchased*—0.21%

Call options—0.13%

Foreign Exchange Option, Buy USD/BRL,
strike @ BRL 1.88, expires June 2012		$3,550,000	83,415

Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 492.00, expires May 2012		2,760,000	6,247

Foreign Exchange Option, Buy USD/CZK,
strike @ CZK 20.30, expires July 2012		15,270,000	82,704

Foreign Exchange Option, Buy USD/CZK,
strike @ CZK 20.15, expires July 2012		10,200,000	67,931

Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75, expires July 2013		10,587,500	32,648

Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.87, expires February 2013		2,310,000	92,454

			365,399

Put options—0.08%

Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.22, expires May 2012	EUR	3,610,000	0

Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.34, expires June 2012		4,460,000	349

Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.34, expires June 2012		2,450,000	273

Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.34, expires June 2012		1,450,000	161

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

		Face amount
		covered by
Security description		contracts	Value

Options purchased*—(concluded)

Put options—(concluded)

Foreign Exchange Option, Buy EUR/PLN,
strike @ PLN 3.95, expires May 2012	EUR	4,500,000	$1

Foreign Exchange Option, Buy EUR/PLN,
strike @ PLN 4.10, expires May 2012		3,570,000	2,819

Foreign Exchange Option, Buy EUR/PLN,
strike @ PLN 4.12, expires May 2012		2,890,000	4,093

Foreign Exchange Option, Buy EUR/PLN,
strike @ PLN 4.12, expires May 2012		4,550,000	6,443

Foreign Exchange Option, Buy USD/BRL,
strike @ BRL 1.81, expires June 2012		$1,800,000	1,369

Foreign Exchange Option, Buy USD/BRL,
strike @ BRL 1.81, expires June 2012		3,620,000	2,754

Foreign Exchange Option, Buy USD/CNY,
strike @ CNY 6.22, expires January 2013		10,180,000	25,580

Foreign Exchange Option, Buy USD/CNY,
strike @ CNY 6.29, expires January 2013		10,180,000	54,838

Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75, expires July 2013		10,587,500	28,162

Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.73, expires May 2012		2,890,000	1,828

Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.87, expires February 2013		2,310,000	94,795

			223,465

Total options purchased (cost—$2,659,140)			588,864

Total investments—99.89% (cost—$267,607,482)			283,873,649

Cash and other assets, less liabilities—0.11%			311,719

Net assets—100.00%			$284,185,368

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,157,761

Gross unrealized depreciation	(11,891,594)

Net unrealized appreciation of investments	$16,266,167

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to page 36. Portfolio footnotes begin on page 34.

Forward foreign currency contracts

						Unrealized
	Contracts				Maturity	appreciation/
Counterparty	to deliver		In exchange for		date	(depreciation)

BB	BRL	9,192,000	USD	5,299,296	05/10/12	$484,445

BB	BRL	1,333,000	USD	723,866	06/12/12	30,466

BB	CZK	61,193,000	USD	3,221,786	05/18/12	(25,342)

BB	EUR	7,303,000	USD	9,569,071	05/10/12	(98,134)

BB	EUR	4,338,000	USD	5,809,224	05/10/12	66,881

BB	EUR	1,943,000	USD	2,557,489	05/14/12	(14,564)

BB	EUR	834,000	USD	1,087,369	05/18/12	(16,660)

BB	EUR	1,084,000	USD	1,423,834	06/08/12	(11,282)

BB	EUR	561,000	USD	737,552	06/12/12	(5,177)

BB	EUR	350,000	USD	460,950	06/21/12	(2,452)

BB	EUR	6,905,000	USD	9,082,575	07/20/12	(61,684)

BB	HUF	101,791,000	USD	446,002	05/18/12	(22,655)

BB	MXN	514,000	USD	38,773	06/21/12	(498)

BB	MYR	1,847,000	USD	603,398	05/02/12	(6,979)

BB	MYR	10,880,000	USD	3,529,030	06/22/12	(52,942)

BB	PLN	6,604,000	USD	2,113,898	05/14/12	22,346

BB	PLN	1,452,000	USD	458,203	05/14/12	(1,660)

BB	PLN	2,864,000	USD	892,045	05/18/12	(14,601)

BB	RUB	197,680,000	USD	6,643,981	06/22/12	(31,301)

BB	TRY	1,458,000	USD	810,000	05/15/12	(17,697)

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Forward foreign currency contracts (continued)

						Unrealized
	Contracts				Maturity	appreciation/
Counterparty	to deliver		In exchange for		date	(depreciation)

BB	USD	8,934,905	BRL	15,601,500	05/10/12	$(762,702)

BB	USD	1,424,898	BRL	2,571,000	06/08/12	(86,624)

BB	USD	1,270,088	BRL	2,318,000	06/12/12	(64,310)

BB	USD	2,958,967	BRL	5,430,000	06/22/12	(139,081)

BB	USD	6,059,105	CNY	37,930,000	01/25/13	(71,356)

BB	USD	9,638,348	EUR	7,372,500	05/10/12	120,856

BB	USD	3,874,268	EUR	2,893,000	05/10/12	(44,715)

BB	USD	2,113,541	EUR	1,592,000	05/14/12	(6,126)

BB	USD	458,150	EUR	350,000	05/14/12	5,164

BB	USD	2,817,118	INR	144,490,000	06/22/12	(106,462)

BB	USD	9,325	KRW	10,500,000	06/22/12	(67)

BB	USD	460,918	MXN	5,944,000	06/21/12	(6,781)

BB	USD	2,415,090	MYR	7,403,000	05/02/12	31,374

BB	USD	2,556,776	PLN	8,127,000	05/14/12	17,126

BB	USD	4,916,255	RUB	145,472,000	05/16/12	22,714

BB	USD	1,750,478	RUB	52,208,000	06/22/12	12,488

BB	USD	1,084,324	TRY	1,970,000	05/15/12	34,032

BB	USD	366,194	ZAR	2,890,000	06/22/12	2,763

CSI	BRL	6,742,000	USD	3,856,398	05/10/12	324,879

CSI	BRL	18,088,994	USD	10,016,609	06/22/12	622,705

CSI	CLP	1,132,830,000	USD	2,307,424	06/22/12	(12,538)

CSI	CNY	12,852,000	USD	2,036,041	01/10/13	6,943

CSI	CNY	15,750,000	USD	2,511,161	01/25/13	24,816

CSI	COP	3,120,949,000	USD	1,752,358	06/22/12	(6,294)

CSI	EUR	2,893,000	USD	3,792,885	05/10/12	(36,667)

CSI	EUR	361,500	USD	480,434	05/10/12	1,905

CSI	EUR	3,688,000	USD	4,839,209	06/08/12	(43,362)

CSI	INR	27,310,000	USD	537,070	06/22/12	24,730

CSI	MYR	6,489,000	USD	2,111,865	05/02/12	(32,550)

CSI	MYR	904,000	USD	301,534	05/02/12	2,790

CSI	PEN	5,150,000	USD	1,923,580	06/22/12	(25,967)

CSI	PLN	4,230,000	USD	1,336,275	05/14/12	(3,409)

CSI	TRY	2,613,000	USD	1,444,844	05/15/12	(38,539)

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Forward foreign currency contracts (continued)

						Unrealized
	Contracts				Maturity	appreciation/
Counterparty	to deliver		In exchange for		date	(depreciation)

CSI	USD	3,466,885	BRL	6,104,000	05/10/12	$(269,556)

CSI	USD	4,796,892	BRL	8,644,000	06/08/12	(297,460)

CSI	USD	2,051,233	CNY	12,852,000	01/10/13	(22,135)

CSI	USD	847,299	CZK	15,956,000	05/18/12	(614)

CSI	USD	3,133,350	EUR	2,387,000	05/10/12	26,395

CSI	USD	1,336,654	EUR	1,013,000	05/14/12	4,309

CSI	USD	5,107,614	HUF	1,147,087,499	06/22/12	146,677

CSI	USD	7,040,185	IDR	64,572,576,958	06/22/12	(50,849)

CSI	USD	2,876,826	MXN	38,000,000	06/22/12	26,225

CSI	USD	603,185	MYR	1,837,000	05/02/12	3,887

DB	BRL	6,967,500	USD	3,986,386	05/10/12	336,747

DB	BRL	11,215,000	USD	6,275,881	06/08/12	438,176

DB	BRL	1,737,000	USD	945,769	06/12/12	42,215

DB	CNY	4,886,000	USD	766,732	09/26/12	(5,426)

DB	EUR	506,000	USD	675,055	05/10/12	5,247

DB	EUR	2,668,000	USD	3,524,535	05/14/12	(7,239)

DB	EUR	910,000	USD	1,193,784	06/21/12	(11,061)

DB	MXN	7,095,000	USD	554,646	06/21/12	12,569

DB	PLN	11,370,000	USD	3,544,043	06/22/12	(41,040)

DB	RUB	72,736,000	USD	2,436,717	05/16/12	(32,768)

DB	TWD	699,128	USD	23,804	06/22/12	(138)

DB	USD	687,435	BRL	1,196,000	05/10/12	(60,960)

DB	USD	1,747,810	BRL	3,292,000	06/20/12	(37,652)

DB	USD	409,402	CNY	2,630,000	09/26/12	6,229

DB	USD	3,625,730	EUR	2,749,000	05/10/12	13,205

DB	USD	6,275,419	EUR	4,772,000	06/08/12	42,268

DB	USD	946,050	EUR	714,000	06/12/12	(759)

DB	USD	554,673	EUR	420,000	06/21/12	1,409

DB	USD	1,190,035	MXN	15,596,000	06/21/12	1,541

DB	USD	2,380,323	MXN	30,774,000	06/22/12	(29,310)

DB	USD	4,605,686	MYR	13,920,687	06/22/12	(22,642)

DB	USD	590,091	PHP	25,250,000	06/22/12	5,562

DB	USD	3,517,799	PLN	11,137,000	05/14/12	9,400

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Forward foreign currency contracts (concluded)

						Unrealized
	Contracts				Maturity	appreciation/
Counterparty	to deliver		In exchange for		date	(depreciation)

DB	USD	9,959,813	PLN	31,475,000	06/22/12	$(35,406)

DB	USD	7,515,733	RUB	223,329,999	06/22/12	25,702

DB	USD	4,581,184	THB	141,558,590	06/22/12	6,762

DB	USD	1,156,047	TRY	2,101,000	05/15/12	36,677

DB	USD	9,388,440	TRY	17,079,324	06/22/12	227,246

DB	ZAR	36,150,000	USD	4,706,786	06/22/12	91,640

GSI	BRL	3,826,000	USD	2,143,592	06/22/12	156,689

GSI	CNY	8,295,000	USD	1,302,198	09/26/12	(8,700)

GSI	CNY	13,662,000	USD	2,156,590	01/10/13	(392)

GSI	EUR	420,000	USD	551,292	06/21/12	(4,790)

GSI	MXN	21,164,000	USD	1,658,907	06/21/12	41,921

GSI	PLN	9,592,000	USD	3,057,733	05/14/12	19,850

GSI	USD	1,116,002	BRL	1,876,000	06/22/12	(141,766)

GSI	USD	815,765	CNY	5,247,000	09/26/12	13,443

GSI	USD	847,340	CZK	15,966,000	05/18/12	(124)

GSI	USD	3,057,747	EUR	2,310,000	05/14/12	123

GSI	USD	1,658,916	EUR	1,260,000	06/21/12	9,330

GSI	USD	551,283	MXN	7,233,000	06/21/12	1,337

GSI	USD	919,228	ZAR	7,250,000	06/22/12	6,354

JPMCB	RUB	72,736,000	USD	2,436,717	05/16/12	(32,768)

JPMCB	USD	824,638	CNY	5,304,000	09/26/12	13,578

JPMCB	USD	5,089,943	CNY	31,889,000	01/25/13	(55,844)

JPMCB	USD	847,334	CZK	15,957,000	05/18/12	(597)

JPMCB	USD	918,838	ZAR	7,250,000	06/22/12	6,744

MLI	EUR	714,000	USD	946,050	06/12/12	759

MLI	PLN	7,374,000	USD	2,367,825	05/14/12	32,406

MLI	USD	945,767	BRL	1,737,000	06/12/12	(42,213)

MLI	USD	2,367,758	EUR	1,785,000	05/14/12	(4,858)

Net unrealized appreciation on forward foreign currency contracts						$583,800

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 75 contracts (USD)	June 2012	$9,225,591	$9,284,766	$59,175

10 Year US Treasury Notes, 50 contracts (USD)	June 2012	6,545,399	6,614,062	68,663

US Treasury futures sell contracts:
US Long Bond, 40 contracts (USD)	June 2012	(5,640,106)	(5,715,000)	(74,894)

Net unrealized appreciation on futures contracts				$52,944

Foreign exchange written option activity for the period ended April 30, 2012 was as follows:

Premiums
received

Foreign exchange options outstanding at October 31, 2011	$438,879

Foreign exchange options written	1,504,207

Foreign exchange options terminated in closing purchase transactions	(1,943,086)

Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at April 30, 2012	$—

Currency swap agreements

Counterparty—BB

Pay		Receive				Upfront
contracts		contracts	Termination	Pay	Receive	payments		Unrealized
(000s)		(000s)	date	rate[13]	rate[13]	made	Value[3]	appreciation

6 month
INR	308,000	USD 5,967	12/05/16	4.500%	USD LIBOR	$—	$305,362	$305,362

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Currency swap agreements (concluded)

Counterparty—CITI

Pay		Receive				Upfront
contracts		contracts	Termination	Pay	Receive	payments		Unrealized
(000s)		(000s)	date	rate[13]	rate[13]	made	Value[3]	appreciation

6 month
USD	3,206	COP 6,300,000	06/11/13	USD LIBOR	5.250%	$—	$446,433	$446,433

Counterparty—DB

Pay		Receive				Upfront
contracts		contracts	Termination	Pay	Receive	payments		Unrealized
(000s)		(000s)	date	rate[13]	rate[13]	made	Value[3,6]	appreciation

6 month
INR	57,477	USD 1,091	05/02/15	5.750%	USD LIBOR	$—	$0	$0

Interest rate swap agreements

				Payments	Payments
	Notional			made	received	Upfront		Unrealized
	amount		Termination	by the	by the	payments		appreciation/
Counterparty	(000s)		date	Fund[13]	Fund[13]	made	Value	(depreciation)

					3 month
BB	KRW	3,250,000	08/19/16	3.530%	CD KSDA	$—	$(2,624)	$(2,624)

					3 month
CITI	KRW	2,900,000	08/26/16	3.410	CD KSDA	—	6,027	6,027

				3 month
CITI	MYR	1,950	08/24/15	KLIBOR	3.505%	—	3,578	3,578

				3 month
DB	MYR	7,650	08/24/15	KLIBOR	3.500	—	13,618	13,618

					3 month
DB	TWD	85,000	08/22/16	1.325	TWCPBA	—	(13,930)	(13,930)

					3 month
GSI	TWD	85,500	08/26/16	1.280	TWCPBA	—	(9,904)	(9,904)

				28 day
MLI	MXN	7,200	11/16/28	MXIBTIIE	8.830	—	85,155	85,155

				28 day
MLI	MXN	7,000	11/21/28	MXIBTIIE	8.610	—	72,569	72,569

				3 month
MLI	MYR	8,720	01/18/13	KLIBOR	3.470	—	5,288	5,288

						$—	$159,777	$159,777

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Credit default swaps on sovereign issues—sell protection14

					Payments
		Notional			received	Upfront
	Referenced	amount		Termination	by the	payments		Unrealized	Credit
Counter-party	obligation[15]	(000s)		date	Fund[13]	received	Value	appreciation	spread[16]

BB	Republic of
	Argentina
	bond,
	8.280%,
	due 12/31/33	USD	2,900	09/20/15	5.000%	$360,003	$(272,699)	$87,304	8.409%

CSI	Development
	Bank of
	Kazakhstan
	bond,
	7.375%,
	due 11/12/13	USD	4,500	05/20/12	3.300	—	71,444	71,444	1.449

CSI	United
	Mexican
	States bond,
	7.500%,
	due 04/08/33	USD	1,000	02/20/14	4.170	—	73,564	73,564	0.565

DB	Republic of
	Argentina
	bond,
	8.280%,
	due 12/31/33	USD	1,200	09/20/15	5.000	128,500	(112,841)	15,659	8.409

						$488,503	$(240,532)	$247,971

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$41,312,403	$7,733,450	$49,045,853

Non-US government obligations	—	197,971,802	—	197,971,802

Convertible bond	—	3,460,976	—	3,460,976

Structured notes	—	15,343,635	4,312,192	19,655,827

Common stock	—	—	0	0

Short-term investment	—	13,150,327	—	13,150,327

Options purchased	—	588,864	—	588,864

Forward foreign currency contracts, net	—	583,800	—	583,800

Futures contracts, net	52,944	—	—	52,944

Swap agreements, net	—	671,040	—	671,040

Total	$52,944	$273,082,847	$12,045,642	$285,181,433

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate	Common	Structured
	bonds	stock	notes	Total

Assets
Beginning balance	$8,037,895	$0	$1,460,445	$9,498,340

Purchases	—	—	2,981,367	2,981,367

Issuances	—	—	—	—

Sales	(1,237,292)	—	—	(1,237,292)

Settlements	—	—	—	—

Accrued discounts (premiums)	—	—	—	—

Total realized gain (loss)	447,235	—	—	447,235

Change in net unrealized appreciation/depreciation	485,612	—	(129,620)	355,992

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—

Ending balance	$7,733,450	$0	$4,312,192	$12,045,642

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2012 was $652,484.

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2012, the value of these securities amounted to $42,156,279 or 14.83% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $49,193,059 or 17.31% of net assets.
[3]	Security is illiquid. At April 30, 2012, the value of these securities amounted to $8,525,101 or 3.00% of net assets.
[4]	Security held past stated maturity date due to defaulted status. Bond is being traded based on potential future claim.
[5]	Security linked to closed-end fund or structured investment vehicle.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At April 30, 2012, the value of these securities amounted to $5,536,671 or 1.95%of net assets.
[7]	Variable or floating rate security—The interest rate shown is the current rate as of April 30, 2012 and changes periodically.
[8]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[9]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[10]	Rate shown reflects annualized yield at April 30, 2012 on zero coupon bond.
[11]	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2012. Maturity date disclosed is the ultimate maturity date.

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

[12]	The table below details the Fund’s investment in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
	Value	ended	ended	Value	ended
Security description	10/31/11	04/30/12	04/30/12	04/30/12	04/30/12

UBS Cash Management Prime Relationship Fund	$16,615,794	$53,313,576	$56,779,043	$13,150,327	$7,022

[13]	Payments made or received are based on the notional amount.
[14]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[15]	Payments to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
[16]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Global High Income Fund Inc.
Portfolio of investments—April 30, 2012
(unaudited)

Portfolio acronyms
ADR	American depositary receipt
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
GDP	Gross domestic product
GDR	Global depositary receipt
JSC	Joint stock company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open joint stock company
TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JP Morgan Chase Bank
MLI	Merrill Lynch International

Currency abbreviations
BRL	Brazilian Real	MYR	Malaysian Ringgit
BYR	Belarusian Ruble	NGN	NigerianNaira
CLP	Chilean Peso	PEN	PeruvianNuevo Sol
CNY	Chinese Yuan	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SAR	Saudi ArabianRiyal
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
INR	Indian Rupee	UAH	Ukrainian Hryvnia
KRW	Korean Won	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand

36	See accompanying notes to financial statements

Global High Income Fund Inc.
Statement of assets and liabilities—April 30, 2012 (unaudited)

Assets:
Investments in securities of unaffiliated issuers, at value (cost—$254,457,155)	$270,723,322

Investments in affiliated issuers, at value (cost—$13,150,327)	13,150,327

Total investments, at value (cost—$267,607,482)	283,873,649

Foreign currency, at value (cost—$1,984,844)	1,947,779

Interest receivable	3,501,834

Receivable for investments sold	265,570

Due from broker	2,344

Cash collateral for futures contracts	39,375

Receivable for foreign tax reclaims	76,381

Outstanding swap agreements, at value[1]	1,083,038

Unrealized appreciation on forward foreign currency contracts	3,672,045

Other assets	19,390

Total assets	294,481,405

Liabilities:
Payable for investments purchased	6,313,486

Unrealized depreciation on forward foreign currency contracts	3,088,245

Outstanding swap agreements, at value[1]	411,998

Payable for investment advisory and administration fees	263,595

Due to custodian	13,266

Directors’ fees payable	4,208

Accrued expenses and other liabilities	201,239

Total liabilities	10,296,037

Net assets:
Capital stock—$0.001 par value; 100,000,000 shares authorized;
21,591,836 shares issued and outstanding	$280,901,063

Distributions in excess of net investment income	(10,017,469)

Accumulated net realized loss	(4,733,106)

Net unrealized appreciation	18,034,880

Net assets	$284,185,368

Net asset value per share	$13.16

[1]	Net upfront payments received by the Fund on outstanding swap agreements amounted to $488,503.

See accompanying notes to financial statements	37

Global High Income Fund Inc.
Statement of operations

For the six
months ended
April 30, 2012
(unaudited)

Investment income:
Interest income, net of foreign withholding taxes of $8,577 (includes $7,022 earned from an affiliated entity)	$9,699,615

Expenses:
Investment advisory and administration fees	1,733,487

Custody and accounting fees	172,738

Professional fees	63,257

Reports and notices to shareholders	44,166

Listing fees	11,843

Directors’ fees	9,531

Transfer agency fees	9,041

Insurance expense	2,884

Other expenses	18,630

Total expenses	2,065,577

Less: Fee waivers by investment advisor and administrator	(147,790)

Net expenses	1,917,787

Net investment income	7,781,828

Realized and unrealized gains (losses) from investment activities:
Net realized gain (loss) on:
Investments	(1,514,392)

Futures contracts	8,826

Options written	850,364

Swap agreements	(236,614)

Forward foreign currency contracts	(551,211)

Foreign currency transactions	191,929

Change in net unrealized appreciation/depreciation on:
Investments	6,459,303

Futures contracts	23,926

Options written	(264,283)

Swap agreements	370,301

Forward foreign currency contracts	1,455,235

Translation of other assets and liabilities denominated in foreign currency	17,638

Net realized and unrealized gain from investment activities	6,811,022

Net increase in net assets resulting from operations	$14,592,850

38	See accompanying notes to financial statements

Global High Income Fund Inc.
Statement of changes in net assets

	For the six	For the
	months ended	year ended
	April 30, 2012	October 31,
	(unaudited)	2011

From operations:
Net investment income	$7,781,828	$13,503,075

Net realized gain (loss)	(1,251,098)	11,124,780

Change in net unrealized appreciation/depreciation	8,062,120	(19,212,382)

Net increase in net assets resulting from operations	14,592,850	5,415,473

Dividends and distributions to shareholders from:
Net investment income	(11,206,163)	(29,630,130)

Return of capital	—	(669,693)

Total dividends and distributions	(11,206,163)	(30,299,823)

Net increase (decrease) in net assets	3,386,687	(24,884,350)

Net assets:
Beginning of period	280,798,681	305,683,031

End of period	$284,185,368	$280,798,681

Distributions in excess of net investment income	$(10,017,469)	$(6,593,134)

See accompanying notes to financial statements	39

Global High Income Fund Inc.
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

For the six
months ended
April 30, 2012
(unaudited)

Net asset value, beginning of period	$13.00

Net investment income[1]	0.36

Net realized and unrealized gains (losses)	0.32

Net increase (decrease) from operations	0.68

Dividends from net investment income	(0.52)[2]

Distributions from net realized gains	—

Return of capital	—

Total dividends, distributions and return of capital	(0.52)

Net asset value, end of period	$13.16

Market price, end of period	$13.04

Total net asset value return[3]	5.27%

Total market price return[4]	8.27%

Ratios to average net assets:
Expenses before fee waivers by advisor	1.49%[5]

Expenses after fee waivers by advisor	1.38%[5]

Net investment income	5.61%[5]

Supplemental data:
Net assets, end of period (000’s)	$284,185

Portfolio turnover rate	26%

[1]	Calculated using the average shares method.
[2]	The actual sources of the Fund’s fiscal year 2012 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund’s fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2012 fiscal year.
[3]	Total net asset value return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at the net asset value on the payable dates. Total net asset value return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices. Total net asset value return for the period of less than one year has not been annualized.

40	See accompanying notes to financial statements

Global High Income Fund Inc.
Financial highlights

For the years ended October 31,

2011	2010	2009	2008	2007

$14.16	$12.90	$9.82	$15.26	$14.85

0.63	0.77	0.76	0.84	0.90

(0.39)	1.55	3.30	(4.28)	0.86

0.24	2.32	4.06	(3.44)	1.76

(1.37)	(1.06)	(0.72)	(0.95)	(0.82)

—	—	—	(0.73)	(0.53)

(0.03)	—	(0.26)	(0.32)	—

(1.40)	(1.06)	(0.98)	(2.00)	(1.35)

$13.00	$14.16	$12.90	$9.82	$15.26

$12.54	$14.98	$11.47	$8.22	$14.38

1.95%	18.91%	43.02%	(25.76)%	12.40%

(6.98)%	41.52%	54.20%	(33.99)%	(2.33)%

1.50%	1.54%	1.56%	1.48%	1.41%

1.44%	1.47%	1.51%	1.39%	1.32%

4.64%	5.76%	6.71%	6.01%	5.96%

$280,799	$305,683	$278,635	$212,049	$329,391

71%	84%	104%	83%	100%

[4]	Total market price return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund’s Dividend Reinvestment Plan. Total market price return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares. Total market price return for the period of less than one year has not been annualized.
[5]	Annualized.

See accompanying notes to financial statements	41

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Organization and significant accounting policies
Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland on February 23, 1993 and is registered with the U.S. Securities and Exchange Commission (“SEC”) as a closed-end, non-diversified management investment company. The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with its primary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“U.S. GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with U.S. GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation”

42

Global High Income Fund Inc.
Notes to financial statements (unaudited)

systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”).

43

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board (or a committee designated by it) determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board (or a committee designated by it).

44

Global High Income Fund Inc.
Notes to financial statements (unaudited)

U.S. GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”

45

Global High Income Fund Inc.
Notes to financial statements (unaudited)

(“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Fund’s financial statement disclosures.

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of this disclosure can be found below as well as in the Portfolio of investments. Certain derivative contracts entered

46

Global High Income Fund Inc.
Notes to financial statements (unaudited)

into by the Fund may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of April 30, 2012 is reflected in the Statement of assets and liabilities. If the applicable credit-risk related contingent features were triggered as of April 30, 2012, the Fund would be required to post additional collateral or may be required to terminate the contracts and settle any amounts outstanding. The volume of derivatives that is presented in the Portfolio of investments of the Fund is consistent with the derivative activity during the period ended April 30, 2012. The Fund may be a seller of protection through credit default swap agreements which are by nature credit-risk contingent (the terms of these agreements can be found within the Portfolio of investments, with further discussion in the Notes to financial statements).

Disclosure of derivatives by underlying risk for the Fund as of and for the period ended April 30, 2012 is as follows:

Asset derivatives

			Foreign
	Interest	Credit	exchange
	rate risk	risk	risk	Total

Forward contracts[1]	$—	$—	$3,672,045	$3,672,045

Futures contracts[2]	127,838	—	—	127,838

Options purchased[1]	—	—	588,864	588,864

Swap agreements[1]	186,235	145,008	751,795	1,083,038

Total value	$314,073	$145,008	$5,012,704	$5,471,785

[1]	Statement of assets and liabilities location: Options purchased are shown within investments in securities of unaffiliated issuers, at value, unrealized appreciation on forward foreign currency contracts and outstanding swap agreements, at value.
[2]	Includes cumulative appreciation of futures contracts as reported in the futures contracts table in the Portfolio of investments, but only the unpaid variation margin is reported within the Statement of assets and liabilities within Due from broker.

47

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Liability derivatives

			Foreign
	Interest	Credit	exchange
	rate risk	risk	risk	Total

Forward contracts[1]	$—	$—	$(3,088,245)	$(3,088,245)

Futures contracts[2]	(74,894)	—	—	(74,894)

Swap agreements[1]	(26,458)	(385,540)	—	(411,998)

Total value	$(101,352)	$(385,540)	$(3,088,245)	$(3,575,137)

[1]	Statement of assets and liabilities location: Unrealized depreciation on forward foreign currency contracts and outstanding swap agreements, at value.
[2]	Includes cumulative depreciation of futures contracts as reported in the futures contracts table in the Portfolio of investments, but only the unpaid variation margin is reported within the Statement of assets and liabilities within Due to broker.

Activities in derivative instruments during the period ended April 30, 2012, were as follows:

			Foreign
	Interest	Credit	exchange
	rate risk	risk	risk	Total

Net realized gain (loss)[1]

Forward contracts	$—	$—	$(551,211)	$(551,211)

Futures contracts	8,826	—	—	8,826

Options purchased[3]	—	—	(3,302,302)	(3,302,302)

Options written	—	—	850,364	850,364

Swap agreements	570,928	(888,994)	81,452	(236,614)

Total net realized gain (loss)	$579,754	$(888,994)	$(2,921,697)	$(3,230,937)

Change in net unrealized appreciation/depreciation[2]

Forward contracts	$—	$—	$1,455,235	$1,455,235

Futures contracts	23,926	—	—	23,926

Options purchased[3]	—	—	(890,655)	(890,655)

Options written	—	—	(264,283)	(264,283)

Swap agreements	(525,641)	518,459	377,483	370,301

Total change in net unrealized
appreciation/depreciation	$(501,715)	$518,459	$677,780	$694,524

[1]	Statement of operations location: Net realized gain (loss) on futures contracts, options written, swap agreements and forward foreign currency contracts.
[2]	Statement of operations location: Change in net unrealized appreciation/depreciation on futures contracts, options written, swap agreements and forward foreign currency contracts.
[3]	Realized and unrealized gain (loss) is included in net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.

48

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Restricted securities
 The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign currency translation
 The Fund uses the foreign currency exchange rates determined as of the close of regular trading on the NYSE. For purposes of calculating the US dollar equivalent value of a non-US dollar denominated obligation, foreign currency amounts are translated into US dollars on the following basis: (1) market value of investment securities and other assets and liabilities—at the exchange rates prevailing at the end of the Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund’s portfolio are presented at the foreign exchange rates at the end of the Fund’s fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Certain foreign exchange gains and

49

Global High Income Fund Inc.
Notes to financial statements (unaudited)

losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income in accordance with US federal income tax regulations.

Forward foreign currency contracts
 The Fund may enter into forward foreign currency exchange contracts (“forward contracts“) in connection with planned purchases or sales of securities or to hedge the US dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts in an attempt to enhance income or gains.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have been sold or matured.

Futures contracts
 The Fund may use financial futures contracts for hedging purposes and to adjust exposure to US and foreign fixed income markets in connection with a reallocation of the Fund’s assets or to manage the average duration of the Fund. The Fund may also use futures contracts in an attempt to

50

Global High Income Fund Inc.
Notes to financial statements (unaudited)

enhance income or gains. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks, including interest rate risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded as part of Due to or Due from broker for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Swap agreements
 The Fund may engage in swap agreements, including but not limited to interest rate, currency, total return, and credit default swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations.

51

Global High Income Fund Inc.
Notes to financial statements (unaudited)

This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

The Fund may enter into currency swap agreements with another party to receive or pay amounts based on changes in currency exchange rates in order to protect itself from or take advantage of exchange rate fluctuations. The Fund utilizes currency swaps to earn income and enhance returns as well as to manage the risk profile of the Fund. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified currency exchange rate(s) for a specified amount. Currency swap agreements are subject to general market risk, liquidity risk, counterparty risk, foreign exchange risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or other credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

52

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Credit default swap agreements on sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in delivery of a security with a value other than had been anticipated (such as a party’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2012 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on sovereign issues—sell protection” in the Notes to portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by the Fund for the same referenced entity or entities.

The use of swap agreements involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the

53

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Structured notes
 The Fund may invest in structured notes whose values are based on the price movements of a referenced security or index. The value of these structured notes will rise and fall in response to changes in the referenced security or index. On the maturity date of each structured note, the Fund will receive a payment from a counterparty based on the value of the referenced security or index (notional amount multiplied by the price of the referenced security or index) and record a realized gain or loss.

Structured notes may present a greater degree of market risk than many types of securities and may be more volatile and less liquid than less complex securities. Structured notes are also subject to the risk that the issuer of the structured notes may fail to perform its contractual obligations.

Option writing
 The Fund may write (sell) put and call options on foreign or US securities, indices, foreign currencies and interest rate swaps (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s

54

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Purchased options
 The Fund may purchase put and call options on foreign or US securities, indices, foreign currencies and interest rate swaps (commonly referred to as swaptions), as well as exchange listed call options on particular market segment indices to achieve temporary exposure to a specific security, currency, industry or geographic region. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and

55

Global High Income Fund Inc.
Notes to financial statements (unaudited)

call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, security or currency transaction to determine the realized gain or loss.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-distribution date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with US federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with related entities
The Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment

56

Global High Income Fund Inc.
Notes to financial statements (unaudited)

advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund’s average weekly net assets. Since August 1, 2005, UBS Global AM has contractually agreed to waive compensation otherwise payable to it to reduce the fee it receives under the Advisory Contract so that it is paid at the annual rate of 1.25% of the Fund’s average weekly net assets on assets up to $200 million, and at the annual rate of 1.00% of the Fund’s average weekly net assets on assets above $200 million. This fee reduction “breakpoint” continues indefinitely unless the Board agrees to any change. Additionally, effective August 1, 2011, through July 31, 2012, UBS Global AM has agreed voluntarily to waive compensation otherwise payable to it to reduce the fee it receives under the Advisory Contract so that it is paid at the following annual rates:

Average weekly net assets	Advisory fee

Up to $200 million	1.20%

Above $200 million	1.00%

At April 30, 2012, the Fund owed UBS Global AM $263,595 which is composed of $288,510 of investment advisory and administration fees less fees waived of $24,915. For the period ended April 30, 2012, UBS Global AM waived $147,790 of investment advisory and administration fees from the Fund.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended April 30, 2012, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $4,916,943. Morgan Stanley received compensation in connection with these trades, which may have been in the form of

57

Global High Income Fund Inc.
Notes to financial statements (unaudited)

a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund did not lend any securities during the period ended April 30, 2012.

Capital stock
There are 100,000,000 shares of $0.001 par value common stock authorized and 21,591,836 shares outstanding at April 30, 2012. For the period ended April 30, 2012 and for the year ended October 31, 2011, there were no transactions involving common stock.

Purchases and sales of securities
For the period ended April 30, 2012, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $68,900,385 and $69,656,041, respectively.

58

Global High Income Fund Inc.
Notes to financial statements (unaudited)

Federal tax status
It is the Fund’s policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal year ended October 31, 2011 was as follows:

Distributions paid from:	2011

Ordinary income	$29,630,130

Return of capital	669,693

$30,299,823

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending October 31, 2012.

As of and during the six months ended April 30, 2012, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after October 31, 2011, may get carried forward indefinitely, and retain their character as

59

Global High Income Fund Inc.
Notes to financial statements (unaudited)

short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a pre-enactment net capital loss carryforward of $2,944,865, expiring on October 31, 2017, which is available to offset future realized gains.

60

Global High Income Fund Inc.
Tax information (unaudited)

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting. Since the Fund’s fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2012. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed no later than January 31, 2013. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

61

Global High Income Fund Inc.
General information (unaudited)

The Fund
Global High Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange (“NYSE”). The Fund’s primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. There can be no assurance that the Fund’s investment objective will be achieved. The Fund’s investment advisor and administrator is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Shareholder information
The Fund’s NYSE trading symbol is “GHI.” Net asset value and market price information as well as other information about the Fund is updated each business day on UBS’s web site at the following internet address: http://globalam-us.ubs.com/corpweb/closedendedfunds.do.

Shareholder meeting information
An annual meeting of shareholders of the Fund was held on February 17, 2012. At the meeting, the three nominees as Class II directors, namely Richard Q. Armstrong, Alan S. Bernikow and Barry M. Mandinach, were elected to serve as board members for three year terms and until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

		Shares
To vote for or withhold authority	Shares	withhold
in the election of:	voted for	authority

Richard Q. Armstrong	18,067,792	1,077,692

Alan S. Bernikow	18,086,499	1,058,985

Barry M. Mandinach	18,148,422	997,062

The following persons’ terms of office as directors also continued after the annual meeting given that they are in other director classes: Richard R. Burt, Meyer Feldberg, Bernard H. Garil and Heather R. Higgins.

62

Global High Income Fund Inc.
General information (unaudited)

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling 1 888-793 8637.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies (2) proxy voting procedures, and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-888-793 8637, online on UBS’s Web site:http://www.ubs.com/1/e/ globalam/Americas/globalamus/globalamusii/closed_end_funds.html or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Dividend reinvestment plan
The Fund’s Board has established a Dividend Reinvestment Plan (the “Plan”) under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact

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General information (unaudited)

such broker or nominee to determine whether, or how, they may participate in the Plan.

The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund’s transfer agent and should include the shareholder’s name and address as they appear on that share certificate or in the transfer agent’s records.

An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund’s market price exceeds its net asset value; a portion of a dividend/distribution may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend/distribution will be equal to the result obtained by dividing the amount of the dividend/distribution payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent’s fees for handling the reinvestment of distributions are paid by the Fund.

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However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent’s open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days’ written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035. For further information regarding the Plan, you may also contact the transfer agent directly at 1-866-352 5528.

Distribution policy
The Fund’s Board adopted a managed distribution policy in December 1999, which was revised (1) effective June 2005, (2) effective August 2009 and (3) effective June 2012. Pursuant to the policy as in effect from December 1999 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 11% of the Fund’s net asset value, as determined as of the last trading day during the first week of that month (usually a Friday unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distribution pursuant to the policy from 11% to 9% effective beginning with the June 2005 monthly distribution. The Board approved a further reduction in the annualized rate for distributions pursuant to the policy from 9% to 8% in July 2009, effective beginning with the August 2009 monthly distribution. The Board approved a subsequent reduction in the annualized rate for distributions pursuant to the policy from 8% to 7% in May 2012, effective beginning with the

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June 2012 monthly distribution. Prior to December 20, 1999, the Fund’s distributions varied based on the Fund’s net investment income and realized capital gains or losses.

Monthly distributions based on a fixed percentage of the Fund’s net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund’s Board receives recommendations from UBS Global AM, the Fund’s investment advisor, periodically and no less frequently than annually will reassess the annualized percentage of net assets at which the Fund’s monthly distributions will be made.

The above information supplements that contained on the inside front cover of this report.

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Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Uwe Schillhorn
President	Vice President

Mark F. Kemper
Vice President and Secretary

Thomas Disbrow
Vice President and Treasurer

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

©UBS 2012. All rights reserved.

©UBS 2012. All rights reserved.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
June 2012
www.ubs.com/globalam-us

Item 2.   Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.   Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 6.   Investments.

        (a)  Included as part of the report to shareholders filed under Item 1 of this form.

        (b)  Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – The registrant has not engaged in such a solicitation during the period covered by this report.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2012